36 Related Party Transactions (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)
Disclosure of transactions between related parties [line items]
Amount endorsement/security	R$ 979,234
Caiua Transmissora [Member]
Disclosure of transactions between related parties [line items]
Operation	Financing	[1]
Date issued	12.23.2013	[1]
Final maturity	02.15.2029	[1]
Amount approved	R$ 84,600	[1]
Sureties and guarantees balance	R$ 57,542	[1]
Interest	49.00%	[1]
Amount endorsement/security	R$ 5,956	[1]
Guaraciaba Transmissora [Member]
Disclosure of transactions between related parties [line items]
Operation	Financing
Date issued	09.28.2016
Final maturity	01.15.2031
Amount approved	R$ 440,000
Sureties and guarantees balance	R$ 374,894
Interest	49.00%
Amount endorsement/security	R$ 183,698
Guaraciaba Transmissora [Member]
Disclosure of transactions between related parties [line items]
Operation	Debentures
Date issued	07.15.2018
Final maturity	12.15.2030
Amount approved	R$ 118,000
Sureties and guarantees balance	R$ 119,561
Interest	49.00%
Amount endorsement/security	R$ 58,585
Mata de Santa Genebra [Member]
Disclosure of transactions between related parties [line items]
Operation	Financing
Date issued	11.30.2017
Final maturity	07.15.2033
Amount approved	R$ 1,018,500
Sureties and guarantees balance	R$ 1,098,965
Interest	50.10%
Amount endorsement/security	R$ 550,581
Mata de Santa Genebra [Member]
Disclosure of transactions between related parties [line items]
Operation	Debentures
Date issued	04.15.2019
Final maturity	11.15.2030
Amount approved	R$ 210,000
Sureties and guarantees balance	R$ 202,767
Interest	50.10%
Amount endorsement/security	R$ 101,586
Cantareira Transmissora de Energia [Member]
Disclosure of transactions between related parties [line items]
Operation	Financing	[1]
Date issued	12.28.2016	[1]
Final maturity	09.15.2032	[1]
Amount approved	R$ 426,834	[1]
Sureties and guarantees balance	R$ 453,020	[1]
Interest	49.00%	[1]
Amount endorsement/security	R$ 28,175	[1]
Cantareira Transmissora de Energia [Member]
Disclosure of transactions between related parties [line items]
Operation	Debentures
Date issued	01.09.2018
Final maturity	08.15.2032
Amount approved	R$ 100,000
Sureties and guarantees balance	R$ 103,374
Interest	49.00%
Amount endorsement/security	R$ 50,653

[1]	Guarantee awarded of fixed amount pursuant to the contractual provisions and formal requirements of the financial institution